SUP-0103-0126-0826

AB INFLATION STRATEGIES (“Inflation Strategies”)

-AB All Market Real Return Portfolio

Class A (Ticker: AMTAX); Class C (Ticker: ACMTX); Advisor Class (Ticker: AMTYX);

Class 1 (Ticker: AMTOX); Class Z (Ticker: AMTZX)

AB VALUE FUNDS (“Value Funds”)

-AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX); Class I (Ticker: CABIX);

Advisor Class (Ticker: CBSYX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated August 18, 2026 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Inflation Strategies	January 31, 2026
Value Funds	February 28, 2026

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses and Summary Prospectuses for the following Funds.

AB All Market Real Return Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Vinod Chathlani	Since 2015	Senior Vice President of the Adviser

Daniel J. Loewy	Since 2015	Senior Vice President of the Adviser

Leon Zhu*	Since 2018	Senior Vice President of the Adviser

*	Mr. Zhu is expected to retire from the Adviser effective December 31, 2026.

AB Global Risk Allocation Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Carl Jones	Since March 2026	Vice President of the Adviser

Daniel J. Loewy	Since 2016	Senior Vice President of the Adviser

Leon Zhu*	Since 2012	Senior Vice President of the Adviser

*	Mr. Zhu is expected to retire from the Adviser effective December 31, 2026.

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The following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectuses for the following Funds.

AB All Market Real Return Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Vinod Chathlani; since 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Daniel J. Loewy; since 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021. He is also Chief Investment Officer and Head of Multi-Asset Solutions and Chief Investment Officer for Dynamic Asset Allocation.

Leon Zhu; since 2018; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

*	Mr. Zhu is expected to retire from the Adviser effective December 31, 2026.

AB Global Risk Allocation Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Carl Jones; since March 2026; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated since 2024. He is also a Macro Strategy Analyst. Prior to joining the Adviser, he was a Portfolio Manager at Aberdeen Investments (formerly, Abrdn) from 2022 until joining the Adviser in 2024, and a Portfolio Manager at Cardano Risk Management prior to 2021.

Daniel J. Loewy; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021. He is also Chief Investment Officer and Head of Multi-Asset and Hedge Fund Solutions; and Chief Investment Officer for Dynamic Asset Allocation.

Leon Zhu; since 2012; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

*	Mr. Zhu is expected to retire from the Adviser effective December 31, 2026.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0103-0126-0826

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